Supplemental Cash Flow Information - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Acquired Finite-Lived Intangible Assets [Line Items]
Cash interest paid	$ 102.1	$ 91.1	$ 80.5
Income taxes paid	$ 5.7	$ 4.8	$ 1.1